Filed under Rule 497(k)

Registration No. 811-7725

SEASONS SERIES TRUST

Supplement to the Summary Prospectus Dated July 29, 2013

as supplemented to date

International Equity Portfolio

(the “Portfolio”)

In the section titled “PORTFOLIO SUMMARY” under the heading “Investment Adviser,” insert the following portfolio manager disclosure with respect to Lord Abbett & Co. LLC (“Lord Abbett”):

Name	Portfolio Manager of the Portfolio Since	Title
Todd D. Jacobson	2013	Partner and Associate Director

Please retain this supplement for your future reference.

Dated: October 30, 2013